Transactions With Affiliates (tables)	12 Months Ended
Dec. 31, 2012
Transactions With Affiliates [Abstract]
Commodity Price Swap Agreements Table

	Year Ended December 31,
per barrel except natural gas	2013			2014			2015			2016

Ethane	$18.32	−	30.10	$18.36	−	30.53	$18.41	−	23.41	$23.11
Propane	$45.90	−	55.84	$46.47	−	53.78	$47.08	−	52.99	$52.90
Isobutane	$60.44	−	77.66	$61.24	−	75.13	$62.09	−	74.02	$73.89
Normal butane	$53.20	−	68.24	$53.89	−	66.01	$54.62	−	65.04	$64.93
Natural gasoline	$70.89	−	92.23	$71.85	−	83.04	$72.88	−	81.82	$81.68
Condensate	$74.04	−	85.84	$75.22	−	83.04	$76.47	−	81.82	$81.68
Natural gas (per MMbtu)	$3.75	−	6.09	$4.45	−	6.20	$4.66	−	5.96	$4.87

Gains (Losses) on Commodity Price Swap Agreements Table

	Year Ended December 31,
thousands	2012	2011	2010
Gains (losses) on commodity price swap agreements
related to sales: (1)
Natural gas sales	$37,665	$33,845	$20,200
Natural gas liquids sales	66,260	(36,802)	2,953
Total	103,925	(2,957)	23,153
Losses on commodity price swap agreements
related to purchases (2)	(89,710)	(27,234)	(23,344)
Net gains (losses) on commodity price swap agreements	$14,215	$(30,191)	$(191)

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(1)       Reported in affiliate natural gas, NGLs and condensate sales in the consolidated statements of income in the period in which the related sale is recorded.

(2)       Reported in cost of product in the consolidated statements of income in the period in which the related purchase is recorded.

LTIP Award Activity Table

	2012		2011		2010
	Weighted-		Weighted-		Weighted-
	Average		Average		Average
	Grant-Date		Grant-Date		Grant-Date
	Fair Value	Units	Fair Value	Units	Fair Value	Units

Phantom units outstanding
at beginning of year	$33.92	23,978	$20.19	17,503	$15.02	21,970
Vested	$33.20	(14,260)	$20.51	(15,119)	$15.02	(19,751)
Granted	$45.91	15,901	$35.66	21,594	$20.94	15,284
Phantom units outstanding
at end of year	$41.77	25,619	$33.92	23,978	$20.19	17,503

Equipment Purchase and Sale

	Purchases			Sales

	Year Ended December 31,
thousands	2012	2011	2010	2012	2011	2010
Net carrying value	$8,009	$1,998	$429	$393	$316	$2,576
Cash consideration	24,705	3,837	361	760	382	2,805
Partners’ capital adjustment	$16,696	$1,839	$(68)	$367	$66	$229

Summary of Affiliate Transactions Table

	Year Ended December 31,
thousands	2012	2011	2010
Revenues (1)	$704,137	$658,680	$571,628
Cost of product (1)	145,250	83,722	95,667
Operation and maintenance (2)	51,237	51,339	46,379
General and administrative (3)	92,847	33,305	24,137
Operating expenses	289,334	168,366	166,183
Interest income, net (4)	16,900	24,106	20,243
Interest expense (5)	2,766	4,935	6,924
Distributions to unitholders (6)	98,280	68,039	52,337
Contributions from noncontrolling interest owners (7)	12,588	16,476	2,019
Distributions to noncontrolling interest owners (7)	6,528	9,437	6,476

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(1)       Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.

(2)       Represents expenses incurred during periods including and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.

(3)       Represents general and administrative expense incurred during periods including and subsequent to the date of the Partnership's acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see Anadarko Incentive Plans and Incentive Plan within this Note 5).

(4)       Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.

(5)       Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.

(6)       Represents distributions paid under the partnership agreement.

(7)       As described in Note 1 and Note 2, the Partnership acquired Anadarko's then remaining 24% membership interest in Chipeta on August 1, 2012, and accounted for the acquisition on a prospective basis. As such, contributions from noncontrolling interest owners and distributions to noncontrolling interest owners subsequent to the acquisition date no longer reflect contributions from or distributions to Anadarko.